STOCK-BASED COMPENSATION PLANS (Assumptions Utilized in the Valuation in Calculating the Compensation Expense for Stock Options Granted) (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
STOCK-BASED COMPENSATION PLANS [Abstract]
Expected life, minimum	5 years 8 months 12 days	5 years 8 months 12 days	4 years 10 months 24 days
Expected life, maximum	5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days
Weighted average expected life	5 years 8 months 12 days	5 years 8 months 12 days	5 years 8 months 12 days
Expected volatility, minimum	18.40%	18.70%	21.90%
Expected volatility, maximum	18.50%	19.20%	25.90%
Weighted-average volatility	18.50%	19.10%	23.50%
Risk-free interest rate, minimum	1.80%	0.60%	0.90%
Risk-free interest rate, maximum	1.90%	0.80%	1.10%
Weighted-average risk-free interest rate	1.80%	0.70%	0.90%
Dividend yield, minimum	3.40%	3.20%	3.50%
Dividend yield, maximum	3.40%	3.60%	3.80%
Weighted-average dividend yield	3.40%	3.60%	3.50%